Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs

2024 2023 2022
Interest expense, debt $ 38,385 $ 39,617 $ 21,983
Finance liabilities interest expense 6,353 6,786 2,735
Amortization of debt and finance liabilities issuance costs 2,372 2,620 2,286
Loan and other expenses 358 308 415
Interest expense and finance costs $ 47,468 $ 49,331 $ 27,419